UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03587

Fidelity Financial Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Independence Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
Microsoft Corp.	6.2
Apple, Inc.	5.9
Amazon.com, Inc.	4.8
Facebook, Inc. Class A	2.9
Visa, Inc. Class A	2.1
Alphabet, Inc. Class C	2.1
Alphabet, Inc. Class A	2.1
UnitedHealth Group, Inc.	1.9
Procter & Gamble Co.	1.9
MasterCard, Inc. Class A	1.8
31.7

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Information Technology	31.7
Health Care	15.2
Communication Services	10.3
Industrials	9.9
Consumer Discretionary	8.8

Asset Allocation (% of fund's net assets)

As of May 31, 2020*
Stocks	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 2.9%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.3%
Entertainment - 1.4%
Netflix, Inc. (a)	128,800	$54,061
Interactive Media & Services - 7.1%
Alphabet, Inc.:
Class A (a)	54,900	78,700
Class C (a)	55,400	79,162
Facebook, Inc. Class A (a)	491,140	110,551
		268,413
Media - 1.8%
Cable One, Inc.	15,200	28,681
Charter Communications, Inc. Class A (a)	73,900	40,202
		68,883

TOTAL COMMUNICATION SERVICES		391,357

CONSUMER DISCRETIONARY - 8.8%
Automobiles - 0.0%
Neutron Holdings, Inc. (b)	6,058,532	1,454
Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc. (a)	74,180	181,175
Multiline Retail - 1.0%
Dollar General Corp.	191,575	36,689
Specialty Retail - 1.8%
The Home Depot, Inc.	274,200	68,133
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	457,700	45,120

TOTAL CONSUMER DISCRETIONARY		332,571

CONSUMER STAPLES - 5.4%
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	149,200	46,024
Walmart, Inc.	417,400	51,783
		97,807
Household Products - 1.9%
Procter & Gamble Co.	604,200	70,039
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	177,800	35,110

TOTAL CONSUMER STAPLES		202,956

FINANCIALS - 7.0%
Capital Markets - 5.2%
BlackRock, Inc. Class A	75,500	39,912
CME Group, Inc.	208,800	38,127
Intercontinental Exchange, Inc.	380,800	37,033
Moody's Corp.	139,200	37,223
S&P Global, Inc.	132,300	43,000
		195,295
Insurance - 1.8%
Arthur J. Gallagher & Co.	336,100	31,688
Marsh & McLennan Companies, Inc.	356,000	37,708
		69,396

TOTAL FINANCIALS		264,691

HEALTH CARE - 15.2%
Biotechnology - 2.1%
Regeneron Pharmaceuticals, Inc. (a)	62,900	38,546
Vertex Pharmaceuticals, Inc. (a)	139,800	40,257
		78,803
Health Care Equipment & Supplies - 6.0%
Becton, Dickinson & Co.	155,200	38,324
Boston Scientific Corp. (a)	981,100	37,272
Danaher Corp.	268,500	44,735
Edwards Lifesciences Corp. (a)	150,000	33,708
IDEXX Laboratories, Inc. (a)	111,347	34,393
Intuitive Surgical, Inc. (a)	66,500	38,572
		227,004
Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	240,400	73,286
Health Care Technology - 0.9%
Veeva Systems, Inc. Class A (a)	148,000	32,393
Life Sciences Tools & Services - 2.0%
Mettler-Toledo International, Inc. (a)	36,900	29,336
Thermo Fisher Scientific, Inc.	138,600	48,398
		77,734
Pharmaceuticals - 2.3%
Eli Lilly & Co.	304,200	46,527
Zoetis, Inc. Class A	288,800	40,256
		86,783

TOTAL HEALTH CARE		576,003

INDUSTRIALS - 9.9%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	106,900	41,524
Northrop Grumman Corp.	102,500	34,358
		75,882
Commercial Services & Supplies - 1.6%
Copart, Inc. (a)	353,686	31,616
Waste Connection, Inc. (United States)	318,400	29,942
		61,558
Electrical Equipment - 0.9%
AMETEK, Inc.	345,871	31,720
Industrial Conglomerates - 0.9%
Roper Technologies, Inc.	89,500	35,245
Professional Services - 3.3%
CoStar Group, Inc. (a)	43,300	28,439
IHS Markit Ltd.	476,575	33,103
TransUnion Holding Co., Inc.	337,455	29,119
Verisk Analytics, Inc.	188,415	32,536
		123,197
Road & Rail - 1.2%
Union Pacific Corp.	271,100	46,049

TOTAL INDUSTRIALS		373,651

INFORMATION TECHNOLOGY - 31.7%
IT Services - 9.4%
Fidelity National Information Services, Inc.	294,300	40,858
Fiserv, Inc. (a)	368,200	39,313
Global Payments, Inc.	207,800	37,298
MasterCard, Inc. Class A	229,500	69,054
PayPal Holdings, Inc. (a)	367,500	56,966
VeriSign, Inc. (a)	140,200	30,705
Visa, Inc. Class A	410,900	80,224
		354,418
Semiconductors & Semiconductor Equipment - 1.6%
NVIDIA Corp.	171,700	60,957
Software - 14.8%
Adobe, Inc. (a)	143,000	55,284
ANSYS, Inc. (a)	110,500	31,272
Autodesk, Inc. (a)	182,600	38,415
Cadence Design Systems, Inc. (a)	369,400	33,723
Intuit, Inc.	129,900	37,713
Microsoft Corp.	1,289,800	236,352
Salesforce.com, Inc. (a)	284,400	49,710
ServiceNow, Inc. (a)	104,300	40,461
Synopsys, Inc. (a)	200,300	36,236
Tanium, Inc. Class B (a)(b)(c)	98,100	1,370
		560,536
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	705,500	224,307

TOTAL INFORMATION TECHNOLOGY		1,200,218

MATERIALS - 3.2%
Chemicals - 3.2%
Ecolab, Inc.	179,800	38,222
Linde PLC	229,600	46,457
Sherwin-Williams Co.	63,300	37,591
		122,270
REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 5.2%
American Tower Corp.	180,600	46,626
Crown Castle International Corp.	236,700	40,750
Equinix, Inc.	52,800	36,835
Prologis, Inc.	416,470	38,107
SBA Communications Corp. Class A	107,200	33,675
		195,993
UTILITIES - 2.2%
Electric Utilities - 1.3%
NextEra Energy, Inc.	196,100	50,115
Water Utilities - 0.9%
American Water Works Co., Inc.	261,947	33,267

TOTAL UTILITIES		83,382

TOTAL COMMON STOCKS
(Cost $2,441,799)		3,743,092

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Bird Rides, Inc. Series C (a)(b)(c)
(Cost $1,400)	119,195	1,354

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.11% (d)
(Cost $36,177)	36,169,764	36,177
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,479,376)		3,780,623
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,199
NET ASSETS - 100%		$3,782,822

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,724,000 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bird Rides, Inc. Series C	12/21/18	$1,400
Tanium, Inc. Class B	4/21/17	$487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$169
Fidelity Securities Lending Cash Central Fund	74
Total	$243

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$391,357	$391,357	$--	$--
Consumer Discretionary	332,571	331,117	--	1,454
Consumer Staples	202,956	202,956	--	--
Financials	264,691	264,691	--	--
Health Care	576,003	576,003	--	--
Industrials	373,651	373,651	--	--
Information Technology	1,201,572	1,198,848	--	2,724
Materials	122,270	122,270	--	--
Real Estate	195,993	195,993	--	--
Utilities	83,382	83,382	--	--
Money Market Funds	36,177	36,177	--	--
Total Investments in Securities:	$3,780,623	$3,776,445	$--	$4,178

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,443,199)	$3,744,446
Fidelity Central Funds (cost $36,177)	36,177
Total Investment in Securities (cost $2,479,376)		$3,780,623
Receivable for investments sold		5,412
Receivable for fund shares sold		145
Dividends receivable		2,775
Distributions receivable from Fidelity Central Funds		3
Prepaid expenses		1
Other receivables		54
Total assets		3,789,013
Liabilities
Payable for investments purchased	$2,704
Payable for fund shares redeemed	712
Accrued management fee	2,236
Transfer agent fee payable	325
Other affiliated payables	85
Other payables and accrued expenses	129
Total liabilities		6,191
Net Assets		$3,782,822
Net Assets consist of:
Paid in capital		$2,518,707
Total accumulated earnings (loss)		1,264,115
Net Assets		$3,782,822
Net Asset Value and Maximum Offering Price
Independence:
Net Asset Value, offering price and redemption price per share ($3,551,790 ÷ 92,976 shares)		$38.20
Class K:
Net Asset Value, offering price and redemption price per share ($231,032 ÷ 6,045 shares)		$38.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$19,108
Income from Fidelity Central Funds (including $74 from security lending)		243
Total income		19,351
Expenses
Management fee
Basic fee	$9,873
Performance adjustment	2,794
Transfer agent fees	2,027
Accounting fees	507
Custodian fees and expenses	28
Independent trustees' fees and expenses	11
Registration fees	56
Audit	41
Legal	5
Interest	5
Miscellaneous	42
Total expenses before reductions	15,389
Expense reductions	(13)
Total expenses after reductions		15,376
Net investment income (loss)		3,975
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(34,106)
Total net realized gain (loss)		(34,106)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	260,640
Total change in net unrealized appreciation (depreciation)		260,640
Net gain (loss)		226,534
Net increase (decrease) in net assets resulting from operations		$230,509

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,975	$19,884
Net realized gain (loss)	(34,106)	401,016
Change in net unrealized appreciation (depreciation)	260,640	153,910
Net increase (decrease) in net assets resulting from operations	230,509	574,810
Distributions to shareholders	(398,958)	(367,006)
Share transactions - net increase (decrease)	62,270	39,703
Total increase (decrease) in net assets	(106,179)	247,507
Net Assets
Beginning of period	3,889,001	3,641,494
End of period	$3,782,822	$3,889,001

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Independence Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$39.79	$38.38	$41.90	$35.38	$39.08	$40.89
Income from Investment Operations
Net investment income (loss)A	.04	.20	.29	.40B	.20	.05
Net realized and unrealized gain (loss)	2.49	5.11	1.25	8.21	(1.44)	.13
Total from investment operations	2.53	5.31	1.54	8.61	(1.24)	.18
Distributions from net investment income	(.21)	(.22)	(.41)	(.18)	(.03)	(.04)
Distributions from net realized gain	(3.91)	(3.68)	(4.65)	(1.91)	(2.43)	(1.95)
Total distributions	(4.12)	(3.90)	(5.06)	(2.09)	(2.46)	(1.99)
Net asset value, end of period	$38.20	$39.79	$38.38	$41.90	$35.38	$39.08
Total ReturnC,D	6.76%	17.01%	3.99%	25.72%	(3.15)%	.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	.84%G	.67%	.50%	.48%	.54%	.86%
Expenses net of fee waivers, if any	.84%G	.67%	.50%	.48%	.54%	.86%
Expenses net of all reductions	.84%G	.67%	.49%	.48%	.54%	.86%
Net investment income (loss)	.21%G	.54%	.73%	1.06%B	.59%	.12%
Supplemental Data
Net assets, end of period (in millions)	$3,552	$3,534	$3,342	$3,564	$3,262	$3,910
Portfolio turnover rateH	84%G	100%	46%	62%	76%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .89%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Independence Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$39.83	$38.42	$41.94	$35.41	$39.12	$40.93
Income from Investment Operations
Net investment income (loss)A	.05	.22	.32	.43B	.23	.08
Net realized and unrealized gain (loss)	2.49	5.13	1.25	8.22	(1.45)	.14
Total from investment operations	2.54	5.35	1.57	8.65	(1.22)	.22
Distributions from net investment income	(.24)	(.25)	(.44)	(.22)	(.06)	(.08)
Distributions from net realized gain	(3.91)	(3.68)	(4.65)	(1.91)	(2.43)	(1.95)
Total distributions	(4.15)	(3.94)C	(5.09)	(2.12)D	(2.49)	(2.03)
Net asset value, end of period	$38.22	$39.83	$38.42	$41.94	$35.41	$39.12
Total ReturnE,F	6.79%	17.12%	4.08%	25.84%	(3.08)%	.73%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.60%	.42%	.40%	.45%	.78%
Expenses net of fee waivers, if any	.76%I	.60%	.42%	.40%	.45%	.78%
Expenses net of all reductions	.76%I	.59%	.41%	.39%	.45%	.77%
Net investment income (loss)	.28%I	.62%	.81%	1.15%B	.68%	.20%
Supplemental Data
Net assets, end of period (in millions)	$231	$355	$299	$354	$348	$493
Portfolio turnover rateJ	84%I	100%	46%	62%	76%	48%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%.

 C Total distributions of $3.94 per share is comprised of distributions from net investment income of $.253 and distributions from net realized gain of $3.682 per share.

 D Total distributions of $2.12 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $1.907 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $54 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,305,894
Gross unrealized depreciation	(13,369)
Net unrealized appreciation (depreciation)	$1,292,525
Tax cost	$2,488,098

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Independence Fund	1,558,478	1,912,394

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class K from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Independence	$1,966.12
Class K	61.04
	$2,027

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Independence Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Independence Fund	$25

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Independence Fund	Borrower	$23,298	1.23%	$5

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Independence Fund	$5

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Total fees paid by the Fund to NFS, as lending agent, amounted to $6. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Independence	$5

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2020	Year ended November 30, 2019
Distributions to shareholders
Independence	$362,437	$336,666
Class K	36,521	30,340
Total	$398,958	$367,006

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2020	Year ended November 30, 2019	Six months ended May 31, 2020	Year ended November 30, 2019
Independence
Shares sold	1,123	1,023	$40,159	$36,920
Reinvestment of distributions	9,634	10,842	353,953	328,824
Shares redeemed	(6,594)	(10,131)	(232,641)	(367,515)
Net increase (decrease)	4,163	1,734	$161,471	$(1,771)
Class K
Shares sold	548	3,271	$20,298	$122,930
Reinvestment of distributions	994	1,000	36,521	30,340
Shares redeemed	(4,410)	(3,148)	(156,020)	(111,796)
Net increase (decrease)	(2,868)	1,123	$(99,201)	$41,474

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Independence	.84%
Actual		$1,000.00	$1,067.60	$4.34
Hypothetical-C		$1,000.00	$1,020.80	$4.24
Class K	.76%
Actual		$1,000.00	$1,067.90	$3.93
Hypothetical-C		$1,000.00	$1,021.20	$3.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Independence Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in June 2017 and February 2019. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Independence Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Independence Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FRE-SANN-0720
1.479485.122

Fidelity® Convertible Securities Fund

Semi-Annual Report

May 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Investments as of May 31, 2020

(excluding cash equivalents)	% of fund's net assets
Wells Fargo & Co. 7.50%	2.0
Tesla, Inc. 2% 5/15/24	1.8
DHT Holdings, Inc.	1.7
Bank of America Corp. Series L, 7.25%	1.5
Broadcom, Inc. Series A 8.00%	1.5
Frontline Ltd. (NY Shares)	1.3
NextEra Energy, Inc. 5.279%	1.2
Wix.com Ltd. 0% 7/1/23	1.2
Danaher Corp. 4.75%	1.1
LivePerson, Inc. 0.75% 3/1/24	1.1
14.4

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Information Technology	31.0
Health Care	18.4
Consumer Discretionary	10.9
Energy	8.3
Communication Services	7.8

Asset Allocation (% of fund's net assets)

As of May 31, 2020 *
Convertible Securities	84.0%
Stocks	11.8%
Nonconvertible Bonds	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

 * Foreign investments - 12.8%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 66.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 65.8%
COMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 0.5%
Bandwidth, Inc. 0.25% 3/1/26 (a)	$2,400	$3,178
Liberty Media Corp. 2.25% 9/30/46	7,570	3,622
Vonage Holdings Corp. 1.75% 6/1/24 (a)	280	263
		7,063
Entertainment - 0.9%
Liberty Media Corp. 2.25% 12/1/48 (a)	1,366	1,412
Live Nation Entertainment, Inc.:
2% 2/15/25 (a)	1,525	1,273
2.5% 3/15/23	781	796
Pandora Media, Inc. 1.75% 12/1/23	843	954
World Wrestling Entertainment, Inc. 3.375% 12/15/23	1,179	2,308
Zynga, Inc. 0.25% 6/1/24 (a)	5,695	7,082
		13,825
Interactive Media & Services - 2.4%
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (a)	3,495	3,854
Iac Financeco 3, Inc. 2% 1/15/30 (a)	3,470	4,032
Snap, Inc.:
0.25% 5/1/25 (a)	3,600	3,932
0.75% 8/1/26 (a)	3,302	3,531
Twitter, Inc. 0.25% 6/15/24	4,567	4,356
Zillow Group, Inc.:
0.75% 9/1/24 (a)	2,840	4,077
1.375% 9/1/26 (a)	2,815	4,068
1.5% 7/1/23	1,350	1,374
2% 12/1/21	1,750	2,225
2.75% 5/15/25	4,500	5,103
		36,552
Media - 3.1%
DISH Network Corp.:
2.375% 3/15/24	7,124	6,131
3.375% 8/15/26	18,047	15,902
Gannett Co., Inc. 4.75% 4/15/24	1,450	1,220
GCI Liberty, Inc. 1.75% 9/30/46 (a)	6,223	9,178
Liberty Interactive LLC 1.75% 9/30/46 (a)	2,348	3,734
Liberty Latin America Ltd. 2% 7/15/24 (a)	2,250	1,735
Liberty Media Corp.:
1% 1/30/23	2,836	3,186
1.375% 10/15/23	4,463	4,933
2.125% 3/31/48 (a)	2,330	2,215
		48,234
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. 1% 10/1/23	2,350	2,062
TOTAL COMMUNICATION SERVICES		107,736
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.1%
Veoneer, Inc. 4% 6/1/24	1,950	1,571
Automobiles - 3.4%
Tesla, Inc.:
1.25% 3/1/21	6,274	14,692
2% 5/15/24	9,956	27,279
2.375% 3/15/22	3,911	10,176
		52,147
Diversified Consumer Services - 1.0%
Chegg, Inc.:
0.125% 3/15/25	3,800	4,992
0.25% 5/15/23	1,693	3,854
IAC Financeco, Inc. 0.875% 10/1/22 (a)	3,486	6,316
		15,162
Hotels, Restaurants & Leisure - 2.7%
Bloomin' Brands, Inc. 5% 5/1/25 (a)	710	840
Caesars Entertainment Corp. 5% 10/1/24	7,261	11,563
Carnival Corp. 5.75% 4/1/23 (a)	8,748	14,358
Marriott Vacations Worldwide Corp. 1.5% 9/15/22	1,950	1,788
NCL Corp. Ltd. 6% 5/15/24 (a)	3,640	4,692
Penn National Gaming, Inc. 2.75% 5/15/26	5,258	8,195
		41,436
Internet & Direct Marketing Retail - 1.5%
Etsy, Inc.:
0% 3/1/23	1,830	4,148
0.125% 10/1/26 (a)	4,612	5,291
Farfetch Ltd. 3.75% 5/1/27 (a)	1,524	1,721
MercadoLibre, Inc. 2% 8/15/28	2,638	5,303
Quotient Technology, Inc. 1.75% 12/1/22	710	635
The Booking Holdings, Inc.:
0.75% 5/1/25 (a)	2,700	3,333
0.9% 9/15/21	2,752	2,931
Wayfair LLC:
0.375% 9/1/22	110	185
1.125% 11/1/24	120	189
		23,736
Leisure Products - 0.2%
Callaway Golf Co. 2.75% 5/1/26 (a)	2,800	3,093
Specialty Retail - 1.2%
American Eagle Outfitters, Inc. 3.75% 4/15/25 (a)	1,331	1,637
Burlington Stores, Inc. 2.25% 4/15/25 (a)	5,637	6,628
Dick's Sporting Goods, Inc. 3.25% 4/15/25 (a)	3,881	4,776
Guess?, Inc. 2% 4/15/24	121	79
National Vision Holdings, Inc. 2.5% 5/15/25 (a)	4,320	4,664
		17,784
Textiles, Apparel & Luxury Goods - 0.2%
Under Armour, Inc. 1.5% 6/1/24 (a)	2,700	2,803
TOTAL CONSUMER DISCRETIONARY		157,732
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Chefs' Warehouse Holdings 1.875% 12/1/24 (a)	1,500	1,148
ENERGY - 2.7%
Energy Equipment & Services - 0.1%
Nabors Industries, Inc. 0.75% 1/15/24	812	160
Oil States International, Inc. 1.5% 2/15/23	175	83
Vantage Drilling Co. 5.5% 7/15/43 (a)(b)(c)	20,000	600
		843
Oil, Gas & Consumable Fuels - 2.6%
CNX Resources Corp. 2.25% 5/1/26 (a)	4,959	4,891
DHT Holdings, Inc. 4.5% 8/15/21	12,399	14,246
EQT Corp. 1.75% 5/1/26 (a)	4,866	5,322
Oasis Petroleum, Inc. 2.625% 9/15/23	305	32
PDC Energy, Inc. 1.125% 9/15/21	1,758	1,615
Pioneer Natural Resources Co. 0.25% 5/15/25 (a)	5,240	5,686
Scorpio Tankers, Inc. 3% 5/15/22	9,622	8,579
SM Energy Co. 1.5% 7/1/21	150	115
Teekay Corp. 5% 1/15/23	180	145
		40,631
TOTAL ENERGY		41,474
FINANCIALS - 0.9%
Banks - 0.0%
Hope Bancorp, Inc. 2% 5/15/38	200	160
Consumer Finance - 0.2%
LendingTree, Inc. 0.625% 6/1/22	1,959	2,705
Diversified Financial Services - 0.5%
AXA SA 7.25% 5/15/21 (a)	7,743	7,061
RWT Holdings, Inc. 5.75% 10/1/25 (a)	800	625
		7,686
Mortgage Real Estate Investment Trusts - 0.2%
Arbor Realty Trust, Inc. 4.75% 11/1/22 (a)	180	147
Blackstone Mortgage Trust, Inc.:
4.375% 5/5/22	876	807
4.75% 3/15/23	808	731
Exantas Capital Corp. 4.5% 8/15/22	502	226
Starwood Property Trust, Inc. 4.375% 4/1/23	1,000	885
		2,796
TOTAL FINANCIALS		13,347
HEALTH CARE - 12.8%
Biotechnology - 4.7%
Apellis Pharmaceuticals, Inc. 3.5% 9/15/26 (a)	1,900	2,151
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	4,464	5,012
1.25% 5/15/27 (a)	4,950	5,283
1.5% 10/15/20	140	166
Bridgebio Pharma, Inc. 2.5% 3/15/27 (a)	1,400	1,329
Clovis Oncology, Inc.:
2.5% 9/15/21	879	783
4.5% 8/1/24 (a)	750	767
Coherus BioSciences, Inc. 1.5% 4/15/26 (a)	1,250	1,432
Exact Sciences Corp.:
0.375% 3/15/27	5,153	5,221
0.375% 3/1/28	6,010	5,646
1% 1/15/25	4,300	5,808
Flexion Therapeutics, Inc. 3.375% 5/1/24	1,530	1,166
Halozyme Therapeutics, Inc. 1.25% 12/1/24 (a)	480	568
Inovio Pharmaceuticals, Inc. 6.5% 3/1/24	299	821
Intercept Pharmaceuticals, Inc.:
2% 5/15/26	724	675
3.25% 7/1/23	999	851
Invitae Corp. 2% 9/1/24 (a)	505	462
Ironwood Pharmaceuticals, Inc.:
0.75% 6/15/24 (a)	800	799
1.5% 6/15/26 (a)	800	793
2.25% 6/15/22	750	771
Isis Pharmaceuticals, Inc. 1% 11/15/21	3,397	3,654
Karyopharm Therapeutics, Inc. 3% 10/15/25	1,000	1,418
Natera, Inc. 2.25% 5/1/27 (a)	2,000	2,637
Neurocrine Biosciences, Inc. 2.25% 5/15/24	3,656	6,117
Novavax, Inc. 3.75% 2/1/23	13,447	11,616
PTC Therapeutics, Inc.:
1.5% 9/15/26 (a)	150	175
3% 8/15/22	100	116
Retrophin, Inc. 2.5% 9/15/25	200	152
Sarepta Therapeutics, Inc. 1.5% 11/15/24	2,997	6,535
		72,924
Health Care Equipment & Supplies - 4.7%
Cantel Medical Corp. 3.25% 5/15/25 (a)	1,050	1,229
CONMED Corp. 2.625% 2/1/24	1,646	1,745
DexCom, Inc.:
0.25% 11/15/25 (a)	5,560	5,501
0.75% 5/15/22	3,050	11,640
0.75% 12/1/23	5,179	12,009
Envista Holdings Corp. 2.375% 6/1/25 (a)	3,650	4,370
Insulet Corp.:
0.375% 9/1/26 (a)	2,734	2,930
1.375% 11/15/24	3,798	7,792
Integra LifeSciences Holdings Corp. 0.5% 8/15/25 (a)	4,030	3,817
Mesa Laboratories, Inc. 1.375% 8/15/25	1,970	2,186
Nevro Corp.:
1.75% 6/1/21	730	1,022
2.75% 4/1/25	1,448	2,031
NuVasive, Inc.:
0.375% 3/15/25 (a)	1,900	1,728
1% 6/1/23 (a)	2,550	2,520
2.25% 3/15/21	3,250	3,678
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (a)	2,240	2,277
Wright Medical Group NV 2.25% 11/15/21	2,065	2,897
Wright Medical Group, Inc. 1.625% 6/15/23	3,465	3,581
		72,953
Health Care Providers & Services - 0.9%
1Life Healthcare, Inc. 3% 6/15/25 (a)	3,000	2,929
Anthem, Inc. 2.75% 10/15/42	2,489	10,213
PetIQ, Inc. 4% 6/1/26 (a)	150	180
		13,322
Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27 (a)	1,700	1,223
Health Catalyst, Inc. 2.5% 4/15/25 (a)	2,000	2,171
Tabula Rasa HealthCare, Inc. 1.75% 2/15/26 (a)	2,070	2,073
Teladoc Health, Inc.:
1.25% 6/1/27 (a)	150	157
1.375% 5/15/25	1,796	5,805
3% 12/15/22	1,629	6,441
		17,870
Life Sciences Tools & Services - 0.7%
Illumina, Inc.:
0% 8/15/23	2,234	2,393
0.5% 6/15/21	1,813	2,656
Nanostring Technologies, Inc. 2.625% 3/1/25 (a)	750	709
NeoGenomics, Inc. 1.25% 5/1/25	1,500	1,489
Repligen Corp. 0.375% 7/15/24	2,430	3,134
		10,381
Pharmaceuticals - 0.6%
Aerie Pharmaceuticals, Inc. 1.5% 10/1/24 (a)	1,410	1,265
Collegium Pharmaceutical, Inc. 2.625% 2/15/26	1,684	1,700
Innoviva, Inc.:
2.125% 1/15/23	800	782
2.5% 8/15/25	150	158
Jazz Investments I Ltd.:
1.5% 8/15/24	85	78
1.875% 8/15/21	172	168
Pacira Biosciences, Inc. 2.375% 4/1/22	800	826
Revance Therapeutics, Inc. 1.75% 2/15/27 (a)	2,268	1,951
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23	180	160
Theravance Biopharma, Inc. 3.25% 11/1/23	170	173
Tricida, Inc. 3.5% 5/15/27 (a)	1,770	1,778
		9,039
TOTAL HEALTH CARE		196,489
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.3%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	2,440	4,219
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. 1.125% 10/15/24	3,424	3,204
Airlines - 0.7%
Air Canada 4% 7/1/25 (a)	5,050	5,183
Southwest Airlines Co. 1.25% 5/1/25	4,700	5,285
Spirit Airlines, Inc. 4.75% 5/15/25	192	223
		10,691
Building Products - 0.2%
Patrick Industries, Inc. 1% 2/1/23	3,180	2,928
Construction & Engineering - 0.4%
Dycom Industries, Inc. 0.75% 9/15/21	2,458	2,330
Granite Construction, Inc. 2.75% 11/1/24 (a)	5,880	4,247
		6,577
Electrical Equipment - 0.1%
Plug Power, Inc. 3.75% 6/1/25 (a)	1,500	1,500
Machinery - 0.2%
Chart Industries, Inc. 1% 11/15/24 (a)	1,700	1,579
Fortive Corp. 0.875% 2/15/22	147	141
Greenbrier Companies, Inc. 2.875% 2/1/24	151	123
Meritor, Inc. 3.25% 10/15/37	634	625
		2,468
Marine - 0.0%
Eagle Bulk Shipping, Inc. 5% 8/1/24 (a)	160	106
Professional Services - 0.5%
FTI Consulting, Inc. 2% 8/15/23	6,230	8,288
Trading Companies & Distributors - 0.1%
Kaman Corp. 3.25% 5/1/24	700	654
TOTAL INDUSTRIALS		40,635
INFORMATION TECHNOLOGY - 27.2%
Communications Equipment - 1.2%
Applied Optoelectronics, Inc. 5% 3/15/24	814	638
CalAmp Corp. 2% 8/1/25	189	135
Inseego Corp. 3.25% 5/1/25	1,750	1,715
InterDigital, Inc. 2% 6/1/24 (a)	1,460	1,446
Liberty Media Corp. 3.5% 1/15/31	4,050	2,942
Lumentum Holdings, Inc.:
0.25% 3/15/24	3,103	4,203
0.5% 12/15/26 (a)	6,605	6,606
Viavi Solutions, Inc.:
1% 3/1/24	500	551
1.75% 6/1/23	550	590
		18,826
Electronic Equipment & Components - 0.7%
II-VI, Inc. 0.25% 9/1/22	4,898	5,771
Insight Enterprises, Inc. 0.75% 2/15/25 (a)	1,764	1,710
Knowles Corp. 3.25% 11/1/21	1,200	1,273
TTM Technologies, Inc. 1.75% 12/15/20	1,505	1,856
		10,610
IT Services - 5.8%
Akamai Technologies, Inc.:
0.125% 5/1/25	13,253	16,393
0.375% 9/1/27 (a)	11,239	12,302
Euronet Worldwide, Inc. 0.75% 3/15/49	2,176	1,972
i3 Verticals LLC 1% 2/15/25 (a)	1,450	1,350
KBR, Inc. 2.5% 11/1/23	1,205	1,367
MongoDB, Inc.:
0.25% 1/15/26 (a)	3,686	4,728
0.75% 6/15/24	625	2,092
Okta, Inc.:
0.125% 9/1/25 (a)	6,382	7,794
0.25% 2/15/23	413	1,662
Perficient, Inc. 2.375% 9/15/23	670	731
Sabre GLBL, Inc. 4% 4/15/25 (a)	710	809
Square, Inc.:
0.125% 3/1/25 (a)	4,198	4,135
0.375% 3/1/22	943	3,377
0.5% 5/15/23	3,847	4,800
Twilio, Inc. 0.25% 6/1/23	2,546	7,105
Unisys Corp. 5.5% 3/1/21	121	158
Wix.com Ltd. 0% 7/1/23	11,163	17,942
		88,717
Semiconductors & Semiconductor Equipment - 5.5%
Adesto Technologies Corp. 4.25% 9/15/24 (a)	1,541	1,807
Advanced Micro Devices, Inc. 2.125% 9/1/26	716	4,788
Cree, Inc.:
0.875% 9/1/23	2,937	3,219
1.75% 5/1/26 (a)	3,750	4,838
Enphase Energy, Inc. 0.25% 3/1/25 (a)	4,800	4,891
Impinj, Inc. 2% 12/15/26 (a)	2,320	2,304
Inphi Corp.:
0.75% 9/1/21	1,950	4,337
0.75% 4/15/25 (a)	1,990	2,466
1.125% 12/1/20	717	2,251
Microchip Technology, Inc.:
1.625% 2/15/25	7,338	14,527
1.625% 2/15/27	4,225	5,687
2.25% 2/15/37	4,332	5,661
Micron Technology, Inc. 3.125% 5/1/32	1,128	5,379
Novellus Systems, Inc. 2.625% 5/15/41	400	3,437
ON Semiconductor Corp.:
1% 12/1/20	4,215	4,489
1.625% 10/15/23	3,892	4,315
Rambus, Inc. 1.375% 2/1/23	780	814
Silicon Laboratories, Inc. 1.375% 3/1/22	120	140
SMART Global Holdings, Inc. 2.25% 2/15/26 (a)	4,500	3,975
Synaptics, Inc. 0.5% 6/15/22	800	871
Teradyne, Inc. 1.25% 12/15/23	1,970	4,265
Veeco Instruments, Inc. 3.75% 6/1/27 (a)	150	159
		84,620
Software - 13.8%
2U, Inc. 2.25% 5/1/25 (a)	2,500	3,589
8x8, Inc. 0.5% 2/1/24	1,857	1,608
Altair Engineering, Inc. 0.25% 6/1/24	810	845
Alteryx, Inc.:
0.5% 8/1/24 (a)	1,762	1,844
1% 8/1/26 (a)	2,120	2,240
Atlassian, Inc. 0.625% 5/1/23	4,385	10,019
Avaya Holdings Corp. 2.25% 6/15/23	180	157
Benefitfocus, Inc. 1.25% 12/15/23	2,144	1,521
BlackLine, Inc. 0.125% 8/1/24 (a)	2,579	3,076
Cerence, Inc. 3% 6/1/25 (a)	150	173
Cloudflare, Inc. 0.75% 5/15/25 (a)	540	572
Coupa Software, Inc.:
0.125% 6/15/25 (a)	4,127	6,341
0.375% 1/15/23	1,170	5,936
CyberArk Software Ltd. 0% 11/15/24 (a)	3,810	3,603
Datadog, Inc. 0.125% 6/15/25 (a)	150	157
DocuSign, Inc. 0.5% 9/15/23	2,505	4,999
Everbridge, Inc.:
0.125% 12/15/24 (a)	3,373	4,762
1.5% 11/1/22	631	2,740
FireEye, Inc.:
0.875% 6/1/24	4,347	3,855
1.625% 6/1/35	4,090	3,805
Five9, Inc.:
0.125% 5/1/23	1,501	3,819
0.5% 6/1/25 (a)	150	155
Guidewire Software, Inc. 1.25% 3/15/25	2,797	3,110
HubSpot, Inc. 0.25% 6/1/22	2,518	5,348
j2 Global, Inc.:
1.75% 11/1/26 (a)	4,341	3,926
3.25% 6/15/29	3,200	3,989
LivePerson, Inc. 0.75% 3/1/24 (a)	14,032	16,459
Model N, Inc. 2.625% 6/1/25 (a)	2,150	2,444
New Relic, Inc. 0.5% 5/1/23	800	761
Nuance Communications, Inc.:
1% 12/15/35	4,305	4,718
1.25% 4/1/25	4,720	6,153
Nutanix, Inc. 0% 1/15/23	361	319
Palo Alto Networks, Inc. 0.75% 7/1/23	13,681	15,104
Pegasystems, Inc. 0.75% 3/1/25 (a)	3,754	3,793
Pluralsight, Inc. 0.375% 3/1/24	200	175
Proofpoint, Inc. 0.25% 8/15/24 (a)	5,744	5,811
PROS Holdings, Inc. 1% 5/15/24 (a)	859	790
Q2 Holdings, Inc.:
0.75% 2/15/23	2,439	3,694
0.75% 6/1/26 (a)	3,113	3,411
Rapid7, Inc.:
1.25% 8/1/23	2,145	2,788
2.25% 5/1/25 (a)	2,300	2,423
RealPage, Inc.:
1.5% 11/15/22	1,896	3,176
1.5% 5/15/25	2,220	2,426
RingCentral, Inc.:
0% 3/15/23	1,404	4,673
0% 3/1/25 (a)	3,731	3,848
SailPoint Technologies Holding, Inc. 0.125% 9/15/24 (a)	4,816	4,982
ServiceNow, Inc. 0% 6/1/22	3,405	9,757
Slack Technologies, Inc. 0.5% 4/15/25 (a)	2,600	3,388
Splunk, Inc.:
0.5% 9/15/23	5,425	7,446
1.125% 9/15/25	3,992	5,609
Varonis Systems, Inc. 1.25% 8/15/25 (a)	1,200	1,343
Verint Systems, Inc. 1.5% 6/1/21	300	299
Workday, Inc.:
0.25% 10/1/22	5,262	7,140
1.5% 7/15/20	738	1,654
Workiva, Inc. 1.125% 8/15/26 (a)	943	800
Zendesk, Inc. 0.25% 3/15/23	3,309	4,878
		212,451
Technology Hardware, Storage & Peripherals - 0.2%
Pure Storage, Inc. 0.125% 4/15/23	130	128
Western Digital Corp. 1.5% 2/1/24	2,600	2,405
		2,533
TOTAL INFORMATION TECHNOLOGY		417,757
MATERIALS - 0.9%
Metals & Mining - 0.9%
Allegheny Technologies, Inc. 4.75% 7/1/22	5,561	5,282
Cleveland-Cliffs, Inc. 1.5% 1/15/25	174	144
Endeavour Mining Corp. 3% 2/15/23 (a)	3,160	3,705
SSR Mining, Inc. 2.5% 4/1/39	3,335	4,225
United States Steel Corp. 5% 11/1/26 (a)	783	588
		13,944
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.6%
CorEnergy Infrastructure Trust, Inc. 5.875% 8/15/25 (a)	1,230	791
Extra Space Storage LP 3.125% 10/1/35 (a)	2,650	2,920
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4.125% 9/1/22	600	705
IH Merger Sub LLC 3.5% 1/15/22	1,900	2,351
iStar Financial, Inc. 3.125% 9/15/22	1,700	1,641
National Health Investors, Inc. 3.25% 4/1/21	900	874
Uniti Fiber Holdings, Inc. 4% 6/15/24 (a)	250	249
		9,531
Real Estate Management & Development - 0.2%
Colliers International Group, Inc. 4% 6/1/25 (a)	1,580	1,815
Redfin Corp. 1.75% 7/15/23	270	322
		2,137
TOTAL REAL ESTATE		11,668
UTILITIES - 0.4%
Electric Utilities - 0.2%
NRG Energy, Inc. 2.75% 6/1/48	3,691	3,792
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP 1.5% 9/15/20 (a)	2,505	2,592
TOTAL UTILITIES		6,384

TOTAL CONVERTIBLE BONDS		1,008,314

Nonconvertible Bonds - 0.2%
INDUSTRIALS - 0.2%
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	5,000	3,100
TOTAL CORPORATE BONDS
(Cost $855,483)		1,011,414
	Shares	Value (000s)

Common Stocks - 11.8%
COMMUNICATION SERVICES - 0.8%
Interactive Media & Services - 0.3%
Facebook, Inc. Class A (d)	20,000	4,502
Media - 0.3%
ViacomCBS, Inc. Class B	205,300	4,258
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (d)	29,000	2,901

TOTAL COMMUNICATION SERVICES		11,661

CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Kambi Group PLC (d)	323,341	5,707
ENERGY - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
Ardmore Shipping Corp.	854,465	4,990
Chevron Corp.	32,000	2,934
ConocoPhillips Co.	61,900	2,611
DHT Holdings, Inc.	4,481,623	26,621
Euronav NV (e)	988,800	10,007
Exxon Mobil Corp.	52,000	2,364
Frontline Ltd. (NY Shares) (e)	2,223,519	20,301
Scorpio Tankers, Inc. (e)	904,320	16,043
		85,871
FINANCIALS - 0.7%
Capital Markets - 0.7%
Lazard Ltd. Class A	304,100	8,168
Moelis & Co. Class A	89,911	3,024
		11,192
HEALTH CARE - 1.7%
Biotechnology - 0.9%
AbbVie, Inc.	36,900	3,420
Alder Biopharmaceuticals, Inc. rights (c)(d)	103,495	91
Amgen, Inc.	12,100	2,779
Regeneron Pharmaceuticals, Inc. (d)	13,100	8,028
		14,318
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.	7,896	1,950
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	19,900	6,067
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.	6,400	2,235
Pharmaceuticals - 0.1%
AstraZeneca PLC sponsored ADR	39,200	2,140

TOTAL HEALTH CARE		26,710

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.7%
Ciena Corp. (d)	124,000	6,852
Cisco Systems, Inc.	86,300	4,127
		10,979
Semiconductors & Semiconductor Equipment - 0.8%
Microchip Technology, Inc.	23,135	2,221
Micron Technology, Inc. (d)	77,800	3,727
NVIDIA Corp.	16,900	6,000
		11,948
Software - 0.6%
LivePerson, Inc. (d)	99,200	3,715
Microsoft Corp.	28,100	5,149
		8,864
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	11,900	3,783

TOTAL INFORMATION TECHNOLOGY		35,574

UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Energy Corp.	196,444	4,015
TOTAL COMMON STOCKS
(Cost $164,675)		180,730

Convertible Preferred Stocks - 18.2%
CONSUMER DISCRETIONARY - 0.2%
Internet & Direct Marketing Retail - 0.2%
Chewy, Inc. 6.50% (a)(d)	3,000	3,233
CONSUMER STAPLES - 0.6%
Food Products - 0.3%
Bunge Ltd. 4.875%	51,400	4,622
Household Products - 0.3%
Energizer Holdings, Inc. 7.50%	43,200	4,043

TOTAL CONSUMER STAPLES		8,665

FINANCIALS - 3.5%
Banks - 3.5%
Bank of America Corp. Series L, 7.25%	17,029	23,236
Wells Fargo & Co. 7.50%	22,380	30,212
		53,448
Mortgage Real Estate Investment Trusts - 0.0%
Great Ajax Corp. 7.25%	19,800	463

TOTAL FINANCIALS		53,911

HEALTH CARE - 3.9%
Health Care Equipment & Supplies - 3.1%
Becton, Dickinson & Co. 6.50% (d)	309,200	16,001
Boston Scientific Corp. Series A 5.50% (d)	60,100	6,573
Danaher Corp.:
4.75%	14,600	17,307
Series B 5.00%	7,450	7,627
		47,508
Health Care Technology - 0.2%
Change Healthcare, Inc. 6.00%	53,200	2,527
Life Sciences Tools & Services - 0.5%
Avantor, Inc. Series A 6.25%	127,100	8,127
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. 5.00%	58,300	2,233

TOTAL HEALTH CARE		60,395

INDUSTRIALS - 1.1%
Machinery - 1.1%
Colfax Corp. 5.75%	32,400	3,956
Fortive Corp. Series A, 5.00%	9,490	7,637
Stanley Black & Decker, Inc. Series D 5.25%	70,700	5,751
		17,344
INFORMATION TECHNOLOGY - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc. Series A 8.00%	21,300	22,923
MATERIALS - 0.2%
Chemicals - 0.2%
International Flavors & Fragrances, Inc. 6.00%	61,400	2,954
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Crown Castle International Corp. Series A, 6.875%	9,007	13,665
QTS Realty Trust, Inc. 6.50%	20,500	3,097
		16,762
UTILITIES - 6.1%
Electric Utilities - 3.4%
American Electric Power Co., Inc. 6.125%	110,200	5,792
NextEra Energy, Inc.:
4.872%	278,600	14,180
5.279%	403,000	18,060
Southern Co. 6.75%	305,000	14,619
		52,651
Gas Utilities - 0.1%
South Jersey Industries, Inc. 7.25%	14,600	669
Multi-Utilities - 2.5%
CenterPoint Energy, Inc.:
2.00% ZENS (d)	84,750	4,720
Series B, 7.00%	5,100	174
Dominion Energy, Inc. 7.25%	106,500	11,001
DTE Energy Co. 6.25%	167,200	7,059
Sempra Energy:
6.75%	26,600	2,736
Series A, 6.00%	124,200	12,889
		38,579
Water Utilities - 0.1%
Essential Utilities, Inc. 6.00%	24,500	1,433

TOTAL UTILITIES		93,332

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $263,677)		279,519

Money Market Funds - 6.4%
Fidelity Cash Central Fund 0.11% (f)	64,747,690	64,761
Fidelity Securities Lending Cash Central Fund 0.10% (f)(g)	33,853,948	33,857
TOTAL MONEY MARKET FUNDS
(Cost $98,618)		98,618
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $1,382,453)		1,570,281
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(36,709)
NET ASSETS - 100%		$1,533,572

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $367,258,000 or 23.9% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Non-income producing

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$358
Fidelity Securities Lending Cash Central Fund	32
Total	$390

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$11,661	$11,661	$--	$--
Consumer Discretionary	8,940	5,707	3,233	--
Consumer Staples	8,665	--	8,665	--
Energy	85,871	85,871	--	--
Financials	65,103	11,192	53,911	--
Health Care	87,105	26,619	60,395	91
Industrials	17,344	--	17,344	--
Information Technology	58,497	35,574	22,923	--
Materials	2,954	--	2,954	--
Real Estate	16,762	--	16,762	--
Utilities	97,347	4,015	93,332	--
Corporate Bonds	1,011,414	--	1,010,814	600
Money Market Funds	98,618	98,618	--	--
Total Investments in Securities:	$1,570,281	$279,257	$1,290,333	$691

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	1.3%
BBB	1.8%
BB	4.9%
B	7.5%
CCC,CC,C	0.0%
Not Rated	50.5%
Equities	30.0%
Short-Term Investments and Net Other Assets	4.0%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.2%
Marshall Islands	4.5%
Bermuda	2.5%
Israel	1.4%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,509) — See accompanying schedule: Unaffiliated issuers (cost $1,283,835)	$1,471,663
Fidelity Central Funds (cost $98,618)	98,618
Total Investment in Securities (cost $1,382,453)		$1,570,281
Receivable for investments sold		6,108
Receivable for fund shares sold		1,098
Dividends receivable		1,754
Interest receivable		3,010
Distributions receivable from Fidelity Central Funds		12
Other receivables		5
Total assets		1,582,268
Liabilities
Payable for investments purchased	$13,398
Payable for fund shares redeemed	562
Accrued management fee	594
Distribution and service plan fees payable	23
Other affiliated payables	204
Other payables and accrued expenses	57
Collateral on securities loaned	33,858
Total liabilities		48,696
Net Assets		$1,533,572
Net Assets consist of:
Paid in capital		$1,246,448
Total accumulated earnings (loss)		287,124
Net Assets		$1,533,572
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($27,238 ÷ 854.8 shares)(a)		$31.86
Maximum offering price per share (100/94.25 of $31.86)		$33.80
Class M:
Net Asset Value and redemption price per share ($6,680÷ 209.5 shares)(a)		$31.89
Maximum offering price per share (100/96.50 of $31.89)		$33.05
Class C:
Net Asset Value and offering price per share ($19,360 ÷ 611.6 shares)(a)		$31.65
Convertible Securities:
Net Asset Value, offering price and redemption price per share ($1,405,312 ÷ 43,924.7 shares)		$31.99
Class I:
Net Asset Value, offering price and redemption price per share ($53,533 ÷ 1,675.8 shares)		$31.94
Class Z:
Net Asset Value, offering price and redemption price per share ($21,449 ÷ 671.7 shares)		$31.93

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$11,676
Interest		8,302
Income from Fidelity Central Funds (including $32 from security lending)		390
Total income		20,368
Expenses
Management fee
Basic fee	$3,244
Performance adjustment	22
Transfer agent fees	1,025
Distribution and service plan fees	136
Accounting fees	235
Custodian fees and expenses	18
Independent trustees' fees and expenses	4
Registration fees	90
Audit	39
Legal	1
Miscellaneous	23
Total expenses before reductions	4,837
Expense reductions	(47)
Total expenses after reductions		4,790
Net investment income (loss)		15,578
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	101,026
Fidelity Central Funds	8
Foreign currency transactions	(12)
Total net realized gain (loss)		101,022
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(32,525)
Total change in net unrealized appreciation (depreciation)		(32,525)
Net gain (loss)		68,497
Net increase (decrease) in net assets resulting from operations		$84,075

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,578	$26,399
Net realized gain (loss)	101,022	36,205
Change in net unrealized appreciation (depreciation)	(32,525)	191,417
Net increase (decrease) in net assets resulting from operations	84,075	254,021
Distributions to shareholders	(42,569)	(95,182)
Share transactions - net increase (decrease)	(77,396)	57,532
Total increase (decrease) in net assets	(35,890)	216,371
Net Assets
Beginning of period	1,569,462	1,353,091
End of period	$1,533,572	$1,569,462

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Convertible Securities Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$30.97	$28.07	$28.49	$26.85	$29.56	$33.42
Income from Investment Operations
Net investment income (loss)A	.27	.43	.76B	.75	.81C	.66
Net realized and unrealized gain (loss)	1.43	4.38	.25	2.02D	(.69)	(2.81)
Total from investment operations	1.70	4.81	1.01	2.77	.12	(2.15)
Distributions from net investment income	(.24)	(.40)	(.85)	(.71)	(.83)	(.61)
Distributions from net realized gain	(.57)	(1.51)	(.58)	(.42)	(2.00)	(1.10)
Total distributions	(.81)	(1.91)	(1.43)	(1.13)	(2.83)	(1.71)
Net asset value, end of period	$31.86	$30.97	$28.07	$28.49	$26.85	$29.56
Total ReturnE,F,G	5.62%	18.75%	3.60%	10.57%D	.83%	(6.60)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.92%J	.81%	.75%	.74%	.73%	.84%
Expenses net of fee waivers, if any	.92%J	.80%	.75%	.74%	.73%	.84%
Expenses net of all reductions	.92%J	.80%	.75%	.74%	.73%	.84%
Net investment income (loss)	1.80%J	1.52%	2.66%B	2.71%	3.08%C	2.09%
Supplemental Data
Net assets, end of period (in millions)	$27	$25	$19	$21	$29	$56
Portfolio turnover rateK	172%J	151%	176%	110%	112%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.99%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.71%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.28%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$30.98	$28.09	$28.47	$26.86	$29.56	$33.44
Income from Investment Operations
Net investment income (loss)A	.23	.35	.68B	.68	.73C	.57
Net realized and unrealized gain (loss)	1.45	4.36	.25	2.01D	(.68)	(2.82)
Total from investment operations	1.68	4.71	.93	2.69	.05	(2.25)
Distributions from net investment income	(.20)	(.32)	(.73)	(.66)	(.75)	(.53)
Distributions from net realized gain	(.57)	(1.51)	(.58)	(.42)	(2.00)	(1.10)
Total distributions	(.77)	(1.82)E	(1.31)	(1.08)	(2.75)	(1.63)
Net asset value, end of period	$31.89	$30.98	$28.09	$28.47	$26.86	$29.56
Total ReturnF,G,H	5.52%	18.34%	3.31%	10.26%D	.53%	(6.91)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.19%K	1.09%	1.04%	1.01%	1.04%	1.12%
Expenses net of fee waivers, if any	1.19%K	1.09%	1.04%	1.01%	1.04%	1.12%
Expenses net of all reductions	1.19%K	1.08%	1.03%	1.01%	1.04%	1.12%
Net investment income (loss)	1.53%K	1.24%	2.38%B	2.44%	2.77%C	1.81%
Supplemental Data
Net assets, end of period (in millions)	$7	$6	$6	$14	$7	$9
Portfolio turnover rateL	172%K	151%	176%	110%	112%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.71%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.40%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 9.97%.

 E Total distributions of $1.82 per share is comprised of distributions from net investment income of $.315 and distributions from net realized gain of $1.509 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$30.76	$27.89	$28.31	$26.68	$29.37	$33.23
Income from Investment Operations
Net investment income (loss)A	.16	.22	.54B	.54	.60C	.42
Net realized and unrealized gain (loss)	1.43	4.34	.25	2.01D	(.67)	(2.80)
Total from investment operations	1.59	4.56	.79	2.55	(.07)	(2.38)
Distributions from net investment income	(.13)	(.18)	(.63)	(.50)	(.62)	(.38)
Distributions from net realized gain	(.57)	(1.51)	(.58)	(.42)	(2.00)	(1.10)
Total distributions	(.70)	(1.69)	(1.21)	(.92)	(2.62)	(1.48)
Net asset value, end of period	$31.65	$30.76	$27.89	$28.31	$26.68	$29.37
Total ReturnE,F,G	5.25%	17.82%	2.82%	9.75%D	.09%	(7.35)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.68%J	1.55%	1.50%	1.50%	1.50%	1.60%
Expenses net of fee waivers, if any	1.68%J	1.55%	1.50%	1.49%	1.49%	1.60%
Expenses net of all reductions	1.68%J	1.55%	1.49%	1.49%	1.49%	1.59%
Net investment income (loss)	1.04%J	.77%	1.92%B	1.96%	2.32%C	1.33%
Supplemental Data
Net assets, end of period (in millions)	$19	$17	$17	$19	$24	$39
Portfolio turnover rateK	172%J	151%	176%	110%	112%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.95%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 9.46%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$31.09	$28.18	$28.59	$26.95	$29.66	$33.56
Income from Investment Operations
Net investment income (loss)A	.32	.52	.85B	.83	.88C	.75
Net realized and unrealized gain (loss)	1.43	4.38	.25	2.02D	(.68)	(2.83)
Total from investment operations	1.75	4.90	1.10	2.85	.20	(2.08)
Distributions from net investment income	(.28)	(.48)	(.93)	(.80)	(.92)	(.72)
Distributions from net realized gain	(.57)	(1.51)	(.58)	(.42)	(2.00)	(1.10)
Total distributions	(.85)	(1.99)	(1.51)	(1.21)E	(2.91)F	(1.82)
Net asset value, end of period	$31.99	$31.09	$28.18	$28.59	$26.95	$29.66
Total ReturnG,H	5.79%	19.04%	3.93%	10.88%D	1.13%	(6.38)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.63%K	.51%	.46%	.45%	.45%	.56%
Expenses net of fee waivers, if any	.63%K	.51%	.46%	.45%	.45%	.56%
Expenses net of all reductions	.62%K	.51%	.45%	.45%	.45%	.56%
Net investment income (loss)	2.10%K	1.81%	2.96%B	3.00%	3.36%C	2.37%
Supplemental Data
Net assets, end of period (in millions)	$1,405	$1,429	$1,278	$1,432	$1,490	$1,823
Portfolio turnover rateL	172%K	151%	176%	110%	112%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.29%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.99%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.59%.

 E Total distributions of $1.21 per share is comprised of distributions from net investment income of $.799 and distributions from net realized gain of $.415 per share.

 F Total distributions of $2.91 per share is comprised of distributions from net investment income of $.916 and distributions from net realized gain of $1.997 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$31.04	$28.13	$28.55	$26.91	$29.62	$33.51
Income from Investment Operations
Net investment income (loss)A	.32	.52	.84B	.83	.88C	.74
Net realized and unrealized gain (loss)	1.43	4.38	.24	2.02D	(.68)	(2.82)
Total from investment operations	1.75	4.90	1.08	2.85	.20	(2.08)
Distributions from net investment income	(.28)	(.48)	(.92)	(.79)	(.91)	(.71)
Distributions from net realized gain	(.57)	(1.51)	(.58)	(.42)	(2.00)	(1.10)
Total distributions	(.85)	(1.99)	(1.50)	(1.21)	(2.91)	(1.81)
Net asset value, end of period	$31.94	$31.04	$28.13	$28.55	$26.91	$29.62
Total ReturnE,F	5.77%	19.07%	3.87%	10.87%D	1.11%	(6.39)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%I	.52%	.47%	.47%	.47%	.58%
Expenses net of fee waivers, if any	.65%I	.52%	.47%	.47%	.47%	.58%
Expenses net of all reductions	.64%I	.52%	.47%	.47%	.47%	.58%
Net investment income (loss)	2.08%I	1.80%	2.94%B	2.98%	3.35%C	2.35%
Supplemental Data
Net assets, end of period (in millions)	$54	$61	$32	$41	$68	$128
Portfolio turnover rateJ	172%I	151%	176%	110%	112%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.19 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.27%.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.98%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.58%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$31.03	$28.14	$29.30
Income from Investment Operations
Net investment income (loss)B	.34	.56	.10
Net realized and unrealized gain (loss)	1.43	4.35	(.90)
Total from investment operations	1.77	4.91	(.80)
Distributions from net investment income	(.30)	(.51)	(.36)
Distributions from net realized gain	(.57)	(1.51)	–
Total distributions	(.87)	(2.02)	(.36)
Net asset value, end of period	$31.93	$31.03	$28.14
Total ReturnC,D	5.85%	19.15%	(2.74)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.53%G	.41%	.37%G
Expenses net of fee waivers, if any	.53%G	.41%	.37%G
Expenses net of all reductions	.53%G	.41%	.36%G
Net investment income (loss)	2.19%G	1.91%	2.35%G
Supplemental Data
Net assets, end of period (in millions)	$21	$32	$1
Portfolio turnover rateH	172%G	151%	176%

 A For the period October 2, 2018 (commencement of sale of shares) to November 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Convertible Securities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$236,301
Gross unrealized depreciation	(55,180)
Net unrealized appreciation (depreciation)	$181,121
Tax cost	$1,389,160

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Convertible Securities Fund	1,242,755	1,362,474

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the ICE® BofAML® All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .44% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$32	$1
Class M	.25%	.25%	15	–
Class C	.75%	.25%	89	9
			$136	$10

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8
Class M	1
$9

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$23.18
Class M	6.20
Class C	17.19
Convertible Securities	929.14
Class I	44.16
Class Z	6.04
	$1,025

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Convertible Securities Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Convertible Securities Fund	$19

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Convertible Securities Fund	$2

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $4. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $2 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $34 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Convertible Securities	$–(a)

 (a) In the amount of less than five hundred dollars

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $7 for an operational error which is included in the accompanying Statement of Operations.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2020	Year ended November 30, 2019
Distributions to shareholders
Class A	$663	$1,285
Class M	152	390
Class C	378	1,005
Convertible Securities	38,832	89,863
Class I	1,658	2,395
Class Z	886	244
Total	$42,569	$95,182

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2020	Year ended November 30, 2019	Six months ended May 31, 2020	Year ended November 30, 2019
Class A
Shares sold	141	283	$4,090	$8,137
Reinvestment of distributions	21	49	637	1,226
Shares redeemed	(115)	(194)	(3,385)	(5,497)
Net increase (decrease)	47	138	$1,342	$3,866
Class M
Shares sold	24	21	$742	$582
Reinvestment of distributions	5	15	151	384
Shares redeemed	(26)	(44)	(771)	(1,222)
Net increase (decrease)	3	(8)	$122	$(256)
Class C
Shares sold	145	97	$4,539	$2,732
Reinvestment of distributions	12	38	353	944
Shares redeemed	(85)	(198)	(2,491)	(5,512)
Net increase (decrease)	72	(63)	$2,401	$(1,836)
Convertible Securities
Shares sold	3,248	5,781	$94,061	$163,102
Reinvestment of distributions	1,107	3,077	33,731	78,217
Shares redeemed	(6,391)	(8,260)	(191,668)	(237,584)
Net increase (decrease)	(2,036)	598	$(63,876)	$3,735
Class I
Shares sold	871	1,803	$26,823	$51,954
Reinvestment of distributions	49	91	1,499	2,322
Shares redeemed	(1,194)	(1,081)	(35,471)	(31,168)
Net increase (decrease)	(274)	813	$(7,149)	$23,108
Class Z
Shares sold	297	1,047	$8,935	$30,771
Reinvestment of distributions	27	8	829	219
Shares redeemed	(684)	(71)	(20,000)	(2,075)
Net increase (decrease)	(360)	984	$(10,236)	$28,915

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Class A	.92%
Actual		$1,000.00	$1,056.20	$4.73
Hypothetical-C		$1,000.00	$1,020.40	$4.65
Class M	1.19%
Actual		$1,000.00	$1,055.20	$6.11
Hypothetical-C		$1,000.00	$1,019.05	$6.01
Class C	1.68%
Actual		$1,000.00	$1,052.50	$8.62
Hypothetical-C		$1,000.00	$1,016.60	$8.47
Convertible Securities	.63%
Actual		$1,000.00	$1,057.90	$3.24
Hypothetical-C		$1,000.00	$1,021.85	$3.18
Class I	.65%
Actual		$1,000.00	$1,057.70	$3.34
Hypothetical-C		$1,000.00	$1,021.75	$3.29
Class Z	.53%
Actual		$1,000.00	$1,058.50	$2.73
Hypothetical-C		$1,000.00	$1,022.35	$2.68

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Convertible Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Convertible Securities Fund

2019 Total Return % vs. Lipper Convertible Securities Funds and ICE BAML All US Convt:

75% beaten
25% beaten
Benchmark
Retail Class
Class C
12.00
11.00
10.00
9.00
8.00
7.00
6.00
11.25
10.13
10.25
7.93
6.80
50.0
45.0
40.0
35.0
30.0
45.2
41.1
34.8
33.2
30.7
45.0
40.0
35.0
30.0
25.0
20.0
15.0
40.4
39.6
27.5
25.0
18.7
1 Year
3 Year
5 Year

% Beaten

	1 Year	3 Year	5 Year
Class Z	-	-	-
Retail Class	86%	37%	20%
Class A	80%	28%	14%
Class C	75%	20%	3%
Class I	85%	36%	19%
Class M	76%	21%	8%

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Convertible Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of Class A, Class C, Class I, and Class Z, and the retail class ranked below the competitive median for the 12-month period ended June 30, 2019 and the total expense ratio of Class M ranked above the competitive median for the 12-month period ended June 30, 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CVS-SANN-0720
1.704534.122

Fidelity® Equity Dividend Income Fund

Semi-Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2020

% of fund's net assets
Wells Fargo & Co.	2.7
Bristol-Myers Squibb Co.	2.5
AbbVie, Inc.	2.3
Comcast Corp. Class A	2.2
General Dynamics Corp.	2.1
UnitedHealth Group, Inc.	2.0
Capgemini SA	2.0
Altria Group, Inc.	1.9
Verizon Communications, Inc.	1.9
Johnson & Johnson	1.9
21.5

Top Five Market Sectors as of May 31, 2020

% of fund's net assets
Health Care	18.9
Financials	17.2
Industrials	10.9
Information Technology	9.2
Consumer Staples	9.0

Asset Allocation (% of fund's net assets)

As of May 31, 2020*
Stocks	96.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 14.4%

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	1,465,800	$84,108
Entertainment - 1.5%
Cinemark Holdings, Inc.	710,600	10,680
The Walt Disney Co.	478,400	56,116
		66,796
Media - 3.9%
Comcast Corp. Class A	2,550,800	101,012
Interpublic Group of Companies, Inc.	2,307,700	39,485
Omnicom Group, Inc.	631,900	34,622
		175,119

TOTAL COMMUNICATION SERVICES		326,023

CONSUMER DISCRETIONARY - 4.5%
Hotels, Restaurants & Leisure - 0.4%
Wyndham Destinations, Inc.	529,600	16,841
Household Durables - 0.7%
Whirlpool Corp.	245,300	29,882
Internet & Direct Marketing Retail - 1.0%
eBay, Inc.	993,600	45,249
Multiline Retail - 0.1%
Nordstrom, Inc. (a)	222,600	3,591
Specialty Retail - 1.4%
Gap, Inc. (a)	843,000	7,503
Lowe's Companies, Inc.	329,800	42,989
Ross Stores, Inc.	136,700	13,254
		63,746
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	54,500	14,454
Ralph Lauren Corp.	94,800	7,158
Tapestry, Inc.	1,471,200	20,008
		41,620

TOTAL CONSUMER DISCRETIONARY		200,929

CONSUMER STAPLES - 9.0%
Beverages - 0.9%
Keurig Dr. Pepper, Inc.	228,600	6,383
The Coca-Cola Co.	707,500	33,026
		39,409
Food & Staples Retailing - 1.4%
Kroger Co.	984,600	32,118
Sysco Corp.	510,900	28,181
		60,299
Food Products - 0.8%
General Mills, Inc.	562,150	35,438
Personal Products - 0.9%
Unilever NV (NY Reg.)	824,300	42,468
Tobacco - 5.0%
Altria Group, Inc.	2,160,800	84,379
British American Tobacco PLC sponsored ADR	1,261,700	50,569
Imperial Brands PLC	1,163,137	21,066
Philip Morris International, Inc.	915,200	67,139
		223,153

TOTAL CONSUMER STAPLES		400,767

ENERGY - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
BP PLC sponsored ADR	1,706,500	39,488
Chevron Corp.	657,870	60,327
ConocoPhillips Co.	518,300	21,862
Enterprise Products Partners LP	1,432,300	27,357
Exxon Mobil Corp.	1,671,500	76,003
Noble Midstream Partners LP	305,200	2,951
The Williams Companies, Inc.	2,205,500	45,058
Valero Energy Corp.	467,100	31,128
Viper Energy Partners LP	546,000	5,728
		309,902
FINANCIALS - 17.2%
Banks - 7.6%
Bank of America Corp.	3,228,300	77,867
Bank OZK	1,302,000	29,282
Citigroup, Inc.	472,000	22,614
East West Bancorp, Inc.	499,900	17,472
Huntington Bancshares, Inc.	5,001,100	44,460
PNC Financial Services Group, Inc.	60,900	6,945
The Toronto-Dominion Bank	423,700	18,150
Wells Fargo & Co.	4,525,108	119,780
		336,570
Capital Markets - 2.8%
Goldman Sachs Group, Inc.	204,800	40,241
Lazard Ltd. Class A	694,700	18,660
Northern Trust Corp.	244,000	19,278
State Street Corp.	738,200	45,001
		123,180
Consumer Finance - 1.8%
Capital One Financial Corp.	783,100	53,282
Synchrony Financial	1,378,600	28,082
		81,364
Insurance - 4.7%
AXA SA	1,667,500	30,597
Chubb Ltd.	305,979	37,311
Fairfax Financial Holdings Ltd. (sub. vtg.)	80,000	22,223
First American Financial Corp.	574,500	29,007
Hartford Financial Services Group, Inc.	451,400	17,284
Old Republic International Corp.	1,474,700	22,991
The Travelers Companies, Inc.	445,200	47,627
		207,040
Mortgage Real Estate Investment Trusts - 0.3%
Starwood Property Trust, Inc.	1,183,400	15,692

TOTAL FINANCIALS		763,846

HEALTH CARE - 18.9%
Biotechnology - 3.4%
AbbVie, Inc.	1,104,900	102,391
Amgen, Inc.	213,900	49,133
		151,524
Health Care Providers & Services - 6.9%
Anthem, Inc.	181,900	53,499
Cigna Corp.	228,100	45,009
CVS Health Corp.	602,226	39,488
Humana, Inc.	100,000	41,065
McKesson Corp.	238,900	37,906
UnitedHealth Group, Inc.	294,600	89,809
		306,776
Pharmaceuticals - 8.6%
Bristol-Myers Squibb Co.	1,834,500	109,556
Johnson & Johnson	559,066	83,161
Merck & Co., Inc.	848,600	68,499
Roche Holding AG (participation certificate)	198,957	69,062
Sanofi SA sponsored ADR	1,036,200	50,888
		381,166

TOTAL HEALTH CARE		839,466

INDUSTRIALS - 10.9%
Aerospace & Defense - 2.7%
General Dynamics Corp.	648,000	95,146
Raytheon Technologies Corp.	402,730	25,984
		121,130
Electrical Equipment - 1.7%
Hubbell, Inc. Class B	259,800	31,805
Regal Beloit Corp.	544,700	43,325
		75,130
Industrial Conglomerates - 1.3%
3M Co.	142,000	22,214
General Electric Co.	5,222,297	34,310
		56,524
Machinery - 3.5%
Allison Transmission Holdings, Inc.	1,154,900	43,563
ITT, Inc.	487,800	28,146
Otis Worldwide Corp.	885,165	46,604
Stanley Black & Decker, Inc.	309,200	38,789
		157,102
Professional Services - 0.6%
Intertrust NV (b)	1,708,800	26,973
Road & Rail - 0.6%
Union Pacific Corp.	151,800	25,785
Trading Companies & Distributors - 0.5%
HD Supply Holdings, Inc. (c)	617,500	19,581

TOTAL INDUSTRIALS		482,225

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.6%
Cisco Systems, Inc.	1,443,900	69,047
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	374,000	30,388
IT Services - 5.9%
Amdocs Ltd.	1,174,000	73,093
Capgemini SA	853,200	87,227
Cognizant Technology Solutions Corp. Class A	300,400	15,921
Fidelity National Information Services, Inc.	185,100	25,697
Genpact Ltd.	414,500	14,901
IBM Corp.	362,600	45,289
		262,128
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc.	43,700	12,728
Software - 0.7%
Oracle Corp.	320,800	17,249
SS&C Technologies Holdings, Inc.	262,700	15,209
		32,458

TOTAL INFORMATION TECHNOLOGY		406,749

MATERIALS - 3.0%
Chemicals - 2.3%
CF Industries Holdings, Inc.	534,600	15,701
DuPont de Nemours, Inc.	1,395,299	70,784
Westlake Chemical Corp.	327,300	15,612
		102,097
Containers & Packaging - 0.7%
WestRock Co.	1,135,031	31,849

TOTAL MATERIALS		133,946

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Brandywine Realty Trust (SBI)	1,872,600	18,071
Corporate Office Properties Trust (SBI)	790,500	19,739
Highwoods Properties, Inc. (SBI)	498,000	19,058
Potlatch Corp.	837,800	28,477
Ryman Hospitality Properties, Inc.	337,200	11,525
SL Green Realty Corp.	361,700	15,235
Store Capital Corp.	669,900	12,956
		125,061
UTILITIES - 7.1%
Electric Utilities - 4.4%
Duke Energy Corp.	803,700	68,821
Edison International	788,594	45,825
Exelon Corp.	1,915,600	73,387
Pinnacle West Capital Corp.	117,900	9,184
		197,217
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Energy Corp.	585,800	11,974
Multi-Utilities - 2.4%
CenterPoint Energy, Inc.	3,378,600	60,072
Dominion Energy, Inc.	551,700	46,900
		106,972

TOTAL UTILITIES		316,163

TOTAL COMMON STOCKS
(Cost $4,443,583)		4,305,077

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.11% (d)	114,761,394	114,784
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	3,642,055	3,642
TOTAL MONEY MARKET FUNDS
(Cost $118,426)		118,426
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $4,562,009)		4,423,503
NET OTHER ASSETS (LIABILITIES) - 0.4%		18,294
NET ASSETS - 100%		$4,441,797

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,973,000 or 0.6% of net assets.

 (c) Non-income producing

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$786
Fidelity Securities Lending Cash Central Fund	244
Total	$1,030

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$326,023	$326,023	$--	$--
Consumer Discretionary	200,929	186,475	14,454	--
Consumer Staples	400,767	400,767	--	--
Energy	309,902	309,902	--	--
Financials	763,846	733,249	30,597	--
Health Care	839,466	770,404	69,062	--
Industrials	482,225	482,225	--	--
Information Technology	406,749	406,749	--	--
Materials	133,946	133,946	--	--
Real Estate	125,061	125,061	--	--
Utilities	316,163	316,163	--	--
Money Market Funds	118,426	118,426	--	--
Total Investments in Securities:	$4,423,503	$4,309,390	$114,113	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.6%
France	3.8%
Switzerland	3.1%
United Kingdom	2.5%
Bailiwick of Guernsey	1.6%
Netherlands	1.5%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,186) — See accompanying schedule: Unaffiliated issuers (cost $4,443,583)	$4,305,077
Fidelity Central Funds (cost $118,426)	118,426
Total Investment in Securities (cost $4,562,009)		$4,423,503
Receivable for investments sold		31,925
Receivable for fund shares sold		738
Dividends receivable		15,520
Distributions receivable from Fidelity Central Funds		14
Prepaid expenses		1
Total assets		4,471,701
Liabilities
Payable for investments purchased	$22,398
Payable for fund shares redeemed	1,672
Accrued management fee	1,533
Other affiliated payables	559
Other payables and accrued expenses	99
Collateral on securities loaned	3,643
Total liabilities		29,904
Net Assets		$4,441,797
Net Assets consist of:
Paid in capital		$4,604,447
Total accumulated earnings (loss)		(162,650)
Net Assets		$4,441,797
Net Asset Value and Maximum Offering Price
Equity Dividend Income:
Net Asset Value, offering price and redemption price per share ($4,051,462 ÷ 186,892 shares)		$21.68
Class K:
Net Asset Value, offering price and redemption price per share ($390,335 ÷ 18,010 shares)		$21.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2020 (Unaudited)
Investment Income
Dividends		$80,368
Income from Fidelity Central Funds (including $244 from security lending)		1,030
Total income		81,398
Expenses
Management fee	$10,186
Transfer agent fees	3,062
Accounting fees	535
Custodian fees and expenses	46
Independent trustees' fees and expenses	14
Registration fees	74
Audit	38
Legal	5
Miscellaneous	59
Total expenses before reductions	14,019
Expense reductions	(172)
Total expenses after reductions		13,847
Net investment income (loss)		67,551
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(38,652)
Fidelity Central Funds	2
Foreign currency transactions	(18)
Total net realized gain (loss)		(38,668)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(698,605)
Assets and liabilities in foreign currencies	36
Total change in net unrealized appreciation (depreciation)		(698,569)
Net gain (loss)		(737,237)
Net increase (decrease) in net assets resulting from operations		$(669,686)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2020 (Unaudited)	Year ended November 30, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,551	$130,278
Net realized gain (loss)	(38,668)	320,585
Change in net unrealized appreciation (depreciation)	(698,569)	107,353
Net increase (decrease) in net assets resulting from operations	(669,686)	558,216
Distributions to shareholders	(363,880)	(583,658)
Share transactions - net increase (decrease)	226,640	171,981
Total increase (decrease) in net assets	(806,926)	146,539
Net Assets
Beginning of period	5,248,723	5,102,184
End of period	$4,441,797	$5,248,723

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Equity Dividend Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$26.64	$27.18	$29.62	$27.50	$26.01	$26.99
Income from Investment Operations
Net investment income (loss)A	.33	.65	.66	.65	.57	.64
Net realized and unrealized gain (loss)	(3.44)	1.92	(.27)	3.20	2.26	(.95)B
Total from investment operations	(3.11)	2.57	.39	3.85	2.83	(.31)
Distributions from net investment income	(.35)	(.62)	(.66)	(.63)	(.51)	(.58)
Distributions from net realized gain	(1.50)	(2.49)	(2.18)	(1.10)	(.83)	(.08)
Total distributions	(1.85)	(3.11)	(2.83)C	(1.73)	(1.34)	(.67)D
Net asset value, end of period	$21.68	$26.64	$27.18	$29.62	$27.50	$26.01
Total ReturnE,F	(12.59)%	12.07%	1.28%	14.61%	11.60%	(1.13)%B
Ratios to Average Net AssetsG,H
Expenses before reductions	.60%I	.60%	.61%	.62%	.63%	.63%
Expenses net of fee waivers, if any	.60%I	.60%	.61%	.62%	.63%	.63%
Expenses net of all reductions	.60%I	.60%	.60%	.61%	.62%	.62%
Net investment income (loss)	2.87%I	2.65%	2.39%	2.35%	2.23%	2.42%
Supplemental Data
Net assets, end of period (in millions)	$4,051	$4,949	$4,882	$5,351	$5,296	$4,819
Portfolio turnover rateJ	79%I	52%	56%	52%	55%	49%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.22)%

 C Total distributions of $2.83 per share is comprised of distributions from net investment income of $.658 and distributions from net realized gain of $2.176 per share.

 D Total distributions of $.67 per share is comprised of distributions from net investment income of $.582 and distributions from net realized gain of $.084 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Equity Dividend Income Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2020	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$26.64	$27.18	$29.62	$27.50	$26.01	$26.99
Income from Investment Operations
Net investment income (loss)A	.33	.68	.69	.68	.59	.67
Net realized and unrealized gain (loss)	(3.44)	1.91	(.27)	3.20	2.27	(.96)B
Total from investment operations	(3.11)	2.59	.42	3.88	2.86	(.29)
Distributions from net investment income	(.37)	(.64)	(.69)	(.66)	(.54)	(.61)
Distributions from net realized gain	(1.50)	(2.49)	(2.18)	(1.10)	(.83)	(.08)
Total distributions	(1.86)C	(3.13)	(2.86)D	(1.76)	(1.37)	(.69)
Net asset value, end of period	$21.67	$26.64	$27.18	$29.62	$27.50	$26.01
Total ReturnE,F	(12.57)%	12.18%	1.39%	14.73%	11.72%	(1.03)%B
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.51%	.51%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.51%I	.51%	.51%	.52%	.52%	.52%
Expenses net of all reductions	.50%I	.51%	.50%	.51%	.52%	.52%
Net investment income (loss)	2.96%I	2.74%	2.49%	2.45%	2.33%	2.52%
Supplemental Data
Net assets, end of period (in millions)	$390	$300	$220	$235	$298	$277
Portfolio turnover rateJ	79%I	52%	56%	52%	55%	49%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been (1.12)%

 C Total distributions of $1.86 per share is comprised of distributions from net investment income of $.366 and distributions from net realized gain of $1.496 per share.

 D Total distributions of $2.86 per share is comprised of distributions from net investment income of .686 and distributions from net realized gain of $2.176 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2020
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$489,314
Gross unrealized depreciation	(639,104)
Net unrealized appreciation (depreciation)	$(149,790)
Tax cost	$4,573,293

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Dividend Income Fund	1,815,634	1,802,767

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Dividend Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class K from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Equity Dividend Income	$2,991.14
Class K	71.04
	$3,062

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Equity Dividend Income Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity Dividend Income Fund	$57

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $15,622.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Equity Dividend Income Fund	$6

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $14. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $158 for the period. In addition through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Equity Dividend Income	$2

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2020	Year ended November 30, 2019
Distributions to shareholders
Equity Dividend Income	$342,083	$558,636
Class K	21,797	25,022
Total	$363,880	$583,658

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2020	Year ended November 30, 2019	Six months ended May 31, 2020	Year ended November 30, 2019
Equity Dividend Income
Shares sold	4,868	7,139	$112,638	$176,457
Reinvestment of distributions	12,805	23,757	320,951	523,845
Shares redeemed	(16,519)	(24,795)	(362,251)	(609,879)
Net increase (decrease)	1,154	6,101	$71,338	$90,423
Class K
Shares sold	8,634	4,678	$196,310	$120,880
Reinvestment of distributions	883	1,136	21,797	25,022
Shares redeemed	(2,767)	(2,667)	(62,805)	(64,344)
Net increase (decrease)	6,750	3,147	$155,302	$81,558

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Equity Dividend Income	.60%
Actual		$1,000.00	$874.10	$2.81
Hypothetical-C		$1,000.00	$1,022.00	$3.03
Class K	.51%
Actual		$1,000.00	$874.30	$2.39
Hypothetical-C		$1,000.00	$1,022.45	$2.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity Dividend Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in April 2017 and January 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management changes.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Equity Dividend Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Equity Dividend Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EII-SANN-0720
1.704739.122

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 22, 2020